Trade and other payables	12 Months Ended
Dec. 31, 2025
Trade and other payables
Trade and other payables

21.Trade and other payables

	2025	2024
Current
Suppliers (1)	11,586	15,072
Advances for associated operations	1,198	982
Withholding tax (2)	1,023	1,341
Insurance and reinsurance	405	280
Deposits received from third parties	279	185
Dividends payable	224	629
Agreements in transport contracts	108	61
Related parties (Note 31)	50	65
Various creditors	886	687
	15,759	19,302
(1)	The variation includes $1,109 from the consideration paid to Repsol in the first quarter of 2025 for the acquisition of Block CPO09.
(2)	Includes withholding taxes on income generated primarily by Ecopetrol S.A.

The carrying amount of trade accounts and other accounts payable approximates their fair value due to their short–term nature.